Stockholders' Equity (and Non-Controlling Interest) (Details Textual) (USD $)	1 Months Ended		12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended												12 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended				1 Months Ended
	Sep. 15, 2011 PromissoryNote	Aug. 18, 2011 PromissoryNote	Oct. 31, 2012	Oct. 31, 2011	Nov. 07, 2012	Oct. 31, 2011 Andrew Kielbania [Member]	Nov. 30, 2011 Vinfluence [Member]	Nov. 02, 2011 Vinfluence [Member]	Oct. 31, 2010 BioLabs [Member] Stockholder	Oct. 31, 2012 BioLabs [Member]	Oct. 31, 2012 Common Stock [Member]	Oct. 31, 2011 Common Stock [Member]	Oct. 31, 2012 Common Stock [Member] BioLabs [Member]	Oct. 31, 2011 Common Stock [Member] BioLabs [Member]	Oct. 31, 2012 Common Stock [Member] Asher Enterprises [Member] PromissoryNote	Oct. 31, 2012 Non- Controlling Interest [Member] BioLabs [Member]	Oct. 31, 2012 Series A Preferred Stock [Member]	Oct. 31, 2011 Series A Preferred Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] BioLabs [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Common Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2011 Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series A Preferred Stock [Member] Convertible Preferred Stock [Member] BioLabs [Member]	Oct. 31, 2012 Series B Preferred Stock [Member]	Oct. 31, 2011 Series B Preferred Stock [Member]	Oct. 31, 2012 Series B Preferred Stock [Member] Vinfluence [Member]	Nov. 07, 2011 Series B Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series B Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series B Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series C Preferred Stock [Member]	Oct. 31, 2011 Series C Preferred Stock [Member]	Oct. 31, 2012 Series C Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series C Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series D Preferred Stock [Member]	Oct. 31, 2011 Series D Preferred Stock [Member]	Oct. 31, 2012 Series D Preferred Stock [Member] Vinfluence [Member]	Nov. 07, 2011 Series D Preferred Stock [Member] Vinfluence [Member]	Nov. 30, 2011 Series D Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series D Preferred Stock [Member] Convertible Preferred Stock [Member]	Oct. 31, 2012 Series E Preferred Stock [Member]	Oct. 31, 2011 Series E Preferred Stock [Member]	Nov. 30, 2011 Series E Preferred Stock [Member] Convertible Preferred Stock [Member]	Nov. 02, 2011 Series E Preferred Stock [Member] Convertible Preferred Stock [Member]
Stockholder Equity and Non Controlling Interest Textual [Abstract]
Stock issued for private placement, (Shares)											0	1,810,116
Proceed from private placement											$ 0	$ 342,500
Issuance of shares for professional services, (Shares)						2,500,000					3,530,000	1,683,713
Issuance of shares for professional services			283,000	516,517							35	17
Price per share						$ 0.08
Research and Development Expense			237,031	630,768		200,000
Unsecured promissory notes issued on August 18, 2011															60,000
Unsecured promissory notes issued on September 15, 2011															42,500
Gross proceed from unsecured promissory note															104,900
Accured interest on unsecured promissory note															2,400
Number of unsecured promissory notes	2	2													2
Number of shares to be issued pursuant to the stock compensation plan on filing of Form S-8					10,000,000
Interest rate on unsecured convertible promissory note															8.00%
Shares issued upon conversion of promissory note															2,384,967
Stock issued in connection of share exchange											0	1,199,458	0	1,199,458			0	24,269														100,000
Number of shares converted																			59,484							298,897											298,897
Common stock issued upon conversion of preferred stock																										37,362,125											37,362,125
Gross proceeds from issuance of series C preferred stock																																1,000,000
Preferred Stock, shares authorized			10,000,000	10,000,000						5,000,000							800,000	800,000	800,000		800,000			213,500	213,500					100,000	100,000				231,100	231,100					140,000	140,000
Preferred Stock, par value (in dollars per shares)			$ 0.001	$ 0.001						$ 0.001							$ 0.001	$ 0.001	$ 0.001		$ 0.001			$ 0.001	$ 0.001					$ 0.001	$ 0.001				$ 0.001	$ 0.001					$ 0.001	$ 0.001
Preferred Stock, Shares Issued																	59,484	59,484						53,491	0		213,500			100,000	0				136,051	136,051		231,100			0	0
Preferred Stock, Shares Outstanding																	59,484	59,484						53,491	0					56,081	0				136,051	136,051					0	0
Percentage of shareholders not participated in exchange of shares with acquier company			14.00%													14.00%
Exchange price of preferred stock into common stock shares																				10 common shares to one preferred share			1 for 1 basis
Liquidation preference percentage equal to stated value of share																					250.00%
Stated value of share																					$ 7.21			$ 10.00				$ 10.00		$ 10.00			$ 10.00		$ 10.00				$ 10.00
Share exchange criteria of common and preferred stockholders									Exchanged their shares at a ratio of 1 share of preferred stock for 10 shares of common stock and 1 to 1 common exchange.
Number of shares of common and preferred stock issued to affiliate									3,598,800
Description of exchange of shares									Exchanged their shares at a ratio of 200 shares of common stock for 1 share of preferred stock and a 1 to 1 common share exchange
Number of shares in which company disputing issuance of common stock									2,634,730
Number of preferred stockholders exchanged shares									4
Non controlling Interest																					8.44%	8.44%
Indemnification for accounts payable and accrued compensation under definitive financing and strategic distribution agreements								2,374,932
Indemnification of convertible loans under definitive financing and strategic distribution agreements								2,070,271
Indemnification of equity capital under definitive financing and strategic distribution agreements								2,400,000
Licensing and distribution agreement period							10 years
Preferred stock purchase agreement - convertible preferred stock																													213,491					100,000						231,029				140,000
Number of common shares issued for each share of preferred stock																			10		10		10	125		125			125	125				125	125		125			125
Common Stock, Conversion Basis																												The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.					The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.						The basis for the shares is $.08 per share based on the conversion formula of 125 shares of common stock per share of Series B Preferred Stock with a stated value of $10.00 per share.				Each share of Series E Preferred Stock is convertible into the Company's common stock at a conversion price equal to seventy five percent (75%) of the average closing bid price of the Company's common stock, based on the prior 10-day closing price, subject to a floor of $0.08 per share.
Accounts payable and convertible notes payable																											2,134,914											2,310,289
Payment for debt																										1,384,876											1,533,654
Remaining debt to be settled			$ 1,526,673																							$ 750,038											$ 776,635